RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party transactions

Details of major transactions with related parties for the periods presented are as follows:

		Nine Months Ended September 30,
		2025	2024
I-Mab Biopharma (Hangzhou) Co., Ltd	Investment in Series C round of financing	$—	$19,000
ABio-X Holdings, Inc.	Consulting and rent expenses	$89	$164